UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            February 13, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      57
Form 13F Information Table Value Total:      $211,867,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVE NETWORK INC             EQUITY           00506d100      429    87368 SH       SOLE                    87368
AMGEN INC                      EQUITY           031162100    14105   163629 SH       SOLE                   163629
ANADARKO PETROLEUM CORP.       EQUITY           032511107     6086    81900 SH       SOLE                    81900
BOEING CO COM                  EQUITY           097023105     5754    76355 SH       SOLE                    76355
COCA COLA ENTERPRISES, INC     EQUITY           19122t109      682    21500 SH       SOLE                    21500
DETREX CORP                    EQUITY           250685104      871    51250 SH       SOLE                    51250
DOLPHIN CAPITAL INVTRS         EQUITY           00B06GJ37     2586  6035100 SH       SOLE                  6035100
EMERITUS CORP                  EQUITY           291005106      790    31938 SH       SOLE                    31938
ENCANA CORP                    EQUITY           292505104     2523   127660 SH       SOLE                   127660
EXXON MOBIL CORP               EQUITY           30231G102     6495    75045 SH       SOLE                    75045
GENERAL ELECTRIC CO            EQUITY           369604103     6852   326463 SH       SOLE                   326463
GSV CAPITAL CORP               EQUITY           36191j101     3017   357909 SH       SOLE                   357909
HUGOTON ROYALTY TRUST          EQUITY           444717102      108    14800 SH       SOLE                    14800
KINDER MORGAN INC              EQUITY           49456b101     5605   158640 SH       SOLE                   158640
MCDONALDS CORP                 EQUITY           580135101     5229    59280 SH       SOLE                    59280
MICROSOFT CORP                 EQUITY           594918104    20375   762833 SH       SOLE                   762833
MITCHAM INDUSTRIES             EQUITY           606501104     1115    81792 SH       SOLE                    81792
NYSE EURONEXT                  EQUITY           629491101     4129   130900 SH       SOLE                   130900
OCCIDENTAL PETE CP DEL COM     EQUITY           674599105     5602    73120 SH       SOLE                    73120
OMEROS CORP                    EQUITY           682143102      405    78100 SH       SOLE                    78100
QUANTUM CORP COM DSSG          EQUITY           747906204       22    18000 SH       SOLE                    18000
SAFEWAY INC                    EQUITY           786514208     4815   266160 SH       SOLE                   266160
SEQUENOM INC COM               EQUITY           817337405      188    40000 SH       SOLE                    40000
SOUTHWEST AIRLS CO             EQUITY           844741108     4078   398240 SH       SOLE                   398240
TELECOMMUNICATIONS SYS INC     EQUITY           87929j103      210    85000 SH       SOLE                    85000
THIRD POINT OFFSHORE INVSTRS   EQUITY           G8846K109     1633   146109 SH       SOLE                   146109
TRANSOCEAN SEDCO FOREX INC     EQUITY           H8817H100     4335    97062 SH       SOLE                    97062
TRANSPORTADORA DE GAS DEL SUR  EQUITY           893870204      519   294720 SH       SOLE                   294720
UNITECH CORP PARKS             EQUITY           G9221L100     2805  4543116 SH       SOLE                  4543116
UNITED PARCEL SERVICE          EQUITY           911312106    28285   383625 SH       SOLE                   383625
US BANCORP NEW                 EQUITY           902973304     5237   163950 SH       SOLE                   163950
VERAMARK TECHNOLOGIES INC      EQUITY           923351100       23    50000 SH       SOLE                    50000
VODAFONE GROUP PLC             EQUITY           92857W209     4938   196050 SH       SOLE                   196050
VOLT INFORMATION SCIENCES INC  EQUITY           928703107     2443   390860 SH       SOLE                   390860
YAHOO INC                      EQUITY           984332106     9801   492500 SH       SOLE                   492500
ALERIAN MLP ETF                ETF              00162q866     3131   196311 SH       SOLE                   196311
GABELLI GLOBAL DEAL FUND       ETF              361570104      477    41800 SH       SOLE                    41800
ISHARES S&P 500 INDEX FUND     ETF              464287200     1002     7001 SH       SOLE                     7001
POWERSHARES WILDERHILL CLEAN E ETF              73935x500      213    52140 SH       SOLE                    52140
SHORT S&P 500 PROSHARES        ETF              74347r503     8711   255972 SH       SOLE                   255972
YORKVILLE HIGH INCOME MLP      ETF              301505103     2915   167257 SH       SOLE                   167257
ZWEIG FUND                     ETF              989834205     3729   306668 SH       SOLE                   306668
ISHARES MSCI ACWI EX US INDEX  ETF              464288240      372     8892 SH       SOLE                     8892
ISHARES MSCI EMERGING MKTS IND ETF              464287234      363     8183 SH       SOLE                     8183
ELLINGTON FINANCIAL            ETF              288522303      683    30400 SH       SOLE                    30400
ZWEIG TOTAL RETURN FUND        ETF              989837208      125    10125 SH       SOLE                    10125
GLOBAL X SILVER MINERS ETF     ETF              37950E853     1969    86935 SH       SOLE                    86935
ISHARES GOLD TRUST             ETF              464285105     3464   212792 SH       SOLE                   212792
MARKET VECTORS GOLD MINERS     ETF              57060U100     5755   124060 SH       SOLE                   124060
MARKET VECTORS JR GOLD MINERS  ETF              57060U589     1878    94910 SH       SOLE                    94910
SPROTT PHYSICAL GOLD TRUST     ETF              85207h104      357    25100 SH       SOLE                    25100
STREETTRACKS GOLD TRUST        ETF              78463V107     4577    28248 SH       SOLE                    28248
POWERSHARES US DOLLAR INDEX FU ETF              73936d107      658    30164 SH       SOLE                    30164
ISHARES BARCLAYS 1-3 YRCD BD F ETF              464288646      628     5955 SH       SOLE                     5955
VANGUARD SHORT-TERM CORP BOND  ETF              92206c409      209     2605 SH       SOLE                     2605
ISHARES LEHMAN AGGREGATE BOND  ETF              464287226      305     2746 SH       SOLE                     2746
PROSHARES ULTRASHORT 20 YR US  ETF              74347b201     8256   130123 SH       SOLE                   130123